UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2012

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

Number			Number
of Shares		Value	of Shares			Value

	COMMON STOCKS - 96.8%				Technology - 16.4%
			27,174		Cognizant Technology Solutions Corp. - Class A*	$1,630,440
	Basic Materials - 7.1%		36,457		eBay, Inc.*	1,531,559
30,120	Innospec, Inc.*	$891,853	28,886		Intel Corp.	769,812
31,397	LyondellBasell Industries NV - Class A - f	1,264,357	30,910		Microsoft Corp.	945,537
4,825	NewMarket Corp.	1,045,095	76,064		NCR Corp.*	1,728,935
		3,201,305	15,455		Open Text Corp.* - f	771,205
						7,377,488
	Communications - 10.6%
32,681	Amdocs Ltd.* - f	971,279			TOTAL COMMON STOCKS (Cost $27,083,460)	43,490,286
27,449	Harris Corp.	1,148,741
14,245	Liberty Media Corp. - Class A*	1,252,278			SHORT TERM INVESTMENT - 0.1%
16,770	Time Warner Cable, Inc. - Class A	1,376,817	Principal
		4,749,115	Amount		Variable Rate Demand Note** - 0.1%
			50,000		American Family, 0.10%	50,000
	Consumer Cyclical - 19.8%
34,627	Ascent Capital Group, Inc. - Class A*	1,791,947			TOTAL SHORT TERM INVESTMENT (Cost $50,000)	50,000
3,538	AutoZone, Inc.*	1,299,047
32,992	Coach, Inc.	1,929,372			Total Investments (Cost $27,133,460) - 96.9%	43,540,286
40,870	Dollar Tree, Inc.*	2,198,806
38,175	Express, Inc.*	693,640			Other Assets and Liabilities, Net - 3.1%	1,372,478
59,430	Pier 1 Imports, Inc.	976,435
		8,889,247			TOTAL NET ASSETS - 100.0%	$44,912,764

	Consumer Non Cyclical - 6.8%		*	-	Non-income producing security.
15,534	Alliance Data Systems Corp.*	2,097,090	**	-	Rate in effect as of June 30, 2012.
18,136	Covidien PLC - f	970,276	f	-	Foreign security.
		3,067,366

	Energy - 6.9%
26,999	Energy Partners Ltd.*	456,283
17,211	Ensco PLC - Class A - f	808,401
50,479	Rosetta Resources, Inc.*	1,849,551
		3,114,235

	Financial - 5.8%
11,515	Loews Corp.	471,079
1,676	Markel Corp.*	740,289
15,046	Portfolio Recovery Associates, Inc.*	1,373,098
		2,584,466

	Industrial - 23.4%
24,534	Atlas Air Worldwide Holdings, Inc.*	1,067,474
15,763	Canadian Pacific Railway Ltd. - f	1,154,797
41,727	EMCOR Group, Inc.	1,160,845
28,386	EnerSys*	995,497
13,175	EnPro Industries, Inc.*	492,350
38,428	KBR, Inc.	949,556
54,030	MasTec, Inc.*	812,611
53,892	Titan International, Inc.	1,321,971
19,891	Tyco International Ltd. - f	1,051,239
28,353	WABCO Holdings, Inc.*	1,500,724
		10,507,064

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2012, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$43,490,286	$-	$-	$43,490,286
Short-Term Investments	-	50,000	-	50,000
Total Investments	$43,490,286	$50,000	$-	$43,540,286

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2012, the Fund recognized no transfers to/from Level 1 or Level 2.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Kirr, Marbach Partners Value Fund

Cost of investments	$27,133,460

Gross unrealized appreciation	16,893,532
Gross unrealized depreciation	(486,706)
Net unrealized appreciation / (depreciation)	$16,406,826
*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)  /s/ Mark Foster
                                            Mark Foster, President

Date  August 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
                                             Mark Foster, President

Date  August 14, 2012

By (Signature and Title)* /s/ Mickey Kim
                                             Mickey Kim, Treasurer

Date  August 14, 2012